LIABILITIES AND DEBT - Venture Debt (Details)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021 USD ($) shares	May 31, 2021 USD ($) shares	Mar. 31, 2017 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018
Line of Credit Facility [Line Items]
Class of warrant or right, warrants issued | shares	355,000	31,881
Warrants value	$ 1,622,350	$ 145,696
Interest expense				$ 189,096	$ 323,807	$ 591,123	$ 658,730	$ 770,277	$ 624,127
Interest expense and effective interest rate						13.40%	14.00%	14.60%	17.70%
Note Warrant [Member]
Line of Credit Facility [Line Items]
Class of warrant or right, warrants issued | shares								493,462	128,667
Warrants exercise price | $ / shares								$ 2.50	$ 2.50
Warrants, contractual life								10 years	10 years
Warrants value								$ 184,191	$ 49,928
Percentage diluted capitalization									1.358%	1.00%
Principal loaned under the agreement									$ 1,000,000
Loan fees and discounts from warrants were amortized to interest expense						$ 147,389	$ 144,974	241,878	149,948
Loan fees and discounts from warrants unamortized balance						0		147,389	225,720
Venture Debt [Member] | Secured Debt
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 4,000,000
Minimum initial close amount			$ 1,345,000
Percentage of closing fee			5
Legal and accounting fees			$ 40,000,000
Interest Expense, Debt								1,459,211	508,249
Loan fees								60,000	34,296
Loan bears interest rate			12.50%
Loan payment			$ 3,000,000
Gross loan								6,001,755	$ 4,542,544
Venture Debt [Member] | Secured Debt | Secondary Follow-On Public Offering Prior To September 30 2021
Line of Credit Facility [Line Items]
Loan payment			$ 3,000,000
Line of credit facility days			5 days
Venture Debt [Member] | Secured Debt | Secondary Follow-On Public Offering After September 30 2021
Line of Credit Facility [Line Items]
Loan payment			$ 300,000
Venture Debt [Member] | Secured Debt | Minimum
Line of Credit Facility [Line Items]
Management fees			4,167
Venture Debt [Member] | Secured Debt | Maximum
Line of Credit Facility [Line Items]
Management fees			5,000
Amended Venture Debt [Member] | Secured Debt
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 6,000,000
Loan bears interest rate			12.50%
Compounded monthly fees			$ 5,000
Line of credit, current				300,000		300,000
Gross loan				$ 6,001,755		$ 6,001,755		$ 6,001,755
Amended Venture Debt [Member] | Secured Debt | Follow-On Public Offering
Line of Credit Facility [Line Items]
Loan payment			$ 3,000,000
Line of credit facility days			5 days
Amended Venture Debt [Member] | Secured Debt | Secondary Follow-On Public Offering Prior To September 30 2021
Line of Credit Facility [Line Items]
Loan payment			$ 3,000,000
Line of credit facility days			5 days
Amended Venture Debt [Member] | Secured Debt | Secondary Follow-On Public Offering After September 30 2021
Line of Credit Facility [Line Items]
Loan payment			$ 300,000